CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Continuing operations
Revenue	$ 706,913	$ 607,356	$ 1,558,640
Cost of services	(622,381)	(653,583)	(1,138,425)
Gross profit / (loss)	84,532	(46,227)	420,215
Selling, general and administrative expenses	(102,062)	(101,775)	(168,291)
Impairment loss of non-financial assets	(371)	(62,268)	(42,801)
Other operating income	42,777	54,105	17,259
Other operating expenses	(18,416)	(7,533)	(2,747)
Operating loss	6,460	(163,698)	223,635
Share of loss in associates	(629)	(1,667)	(1,416)
Income / (loss) before financial results and income tax	5,831	(165,365)	222,219
Financial income	(28,080)	(35,697)	(51,889)
Financial loss	(131,271)	(215,496)	(233,521)
Inflation Adjustment	(6,691)	26,532	25,391
(Loss) / Income before income tax	(90,669)	(371,696)	15,196
Income tax	(69,111)	14,295	(17,079)
Loss from continuing operations	(159,780)	(357,401)	(1,883)
Loss from discontinued operations	(21,196)	(4,492)	(3,937)
Loss for the year	(180,976)	(361,893)	(5,820)
Attributable to:
Owners of the parent	(117,755)	(253,053)	9,099
Non-controlling interest	(63,221)	(108,840)	(14,919)
Loss for the year	$ (180,976)	$ (361,893)	$ (5,820)
Earnings per share from continuing operations attributable to the owners of the parent
Weighted average number of shares (thousands)	160,500	160,022	160,022
Continuing operations
Basic and diluted earnings per share	$ (0.6)	$ (1.55)	$ 0.08
Continuing and discontinued operations
Basic and diluted earnings per share	(0.73)	(1.58)	0.06
Discontinued operations
Basic and diluted earnings per share	$ (0.13)	$ (0.03)	$ (0.02)